Deposits (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Deposit accounts with balances of $100,000 or more	$ 225,700,000	$ 264,500,000
Certificate accounts	15,900,000	67,800,000
Amortized cost of mortgage loans and mortgage-backed and related securities	85,584,000
Letters of credit from the Federal Home Loan Bank	$ 1,000,000	$ 0